Related Party Transactions - Schedule of Related Parties (Details) - Image P2P Trading Group Limited [Member] - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Due from related party	$ 773,215		$ 422,659
Due to related party	5,047,945	4,004,718	3,426,096
WanAn MingChaYuan Chaye Zhongzhi [Member]
Due from related party	773,215
Peng Qiu [Member]
Due to related party	4,515,672	3,484,730	2,869,834
Yi Sheng Qiu [Member]
Due to related party	$ 532,273	519,988	556,262
Min Huang [Member]
Due from related party			$ 422,659